TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES
TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 21 — TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES

	2017	2016
Year ended 31 December	US$’000	US$’000
Oil and natural gas property and operating related	40,001	18,588
Administrative expenses, including salaries and wages	4,494	2,225
Accrued interest payable	3,057	2,761
Commodity derivative contract payables	550	—
Total trade, other payables and accrued expenses	48,102	23,574